Organization and Principal Activities (Tables)	12 Months Ended
Aug. 31, 2017
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Summary of Principal Subsidiaries and VIE Subsidiaries and Schools

The Group’s principal subsidiaries and VIE subsidiaries and schools as of August 31, 2017 are as follows:

Name	Place of establishment	Date of establishment	Equity interest attributed to the Group as at August 31, 2017	Principal activities
Wholly owned subsidiaries:
Impetus	Cayman	April 1, 2014	100%	Investment holding
Time Education China Holdings Limited	Hong Kong	August 16, 2013	100%	Investment holding
Time Elan Education Technology Co., Ltd.	The PRC	December 6, 2013	100%	Complementary education services
Zhuhai Bright Scholar	The PRC	January 24, 2017	100%	Investment holding
Shenzhen Qianhai Bright Scholar Management and Consulting Co. Ltd.	The PRC	December 15, 2016	100%	Investment holding
Beijing Bright Scholar Education Consulting Limited Co., Ltd.	The PRC	July 20, 2016	100%	Complementary education services
Foshan Shunde Elan Education Training Co., Ltd.	The PRC	April 12, 2017	100%	Complementary education services
Shenzhen Elan Education Training Co., Ltd.	The PRC	April 1, 2017	100%	Complementary education services
Zhuhai Hengqin Kaidi Education Consulting Co., Ltd.	The PRC	May 11, 2017	80%	Complementary education services

Variable interest entities (“VIEs”)
BGY Education Investment	The PRC	October 16, 2014	100%	Investment holding
Shanghai Elan Culture Communication Co., Ltd.	The PRC	September 16, 2013	100%	Complementary education services
Shenzhen Time Elan Technology Co., Ltd.	The PRC	October 19, 2015	100%	Complementary education services
Time Elan Education Technology (Beijing) Co., Ltd.	The PRC	December 17, 2012	100%	Complementary education services
Guangdong Country Garden School (“GCGS”)	The PRC	January 3, 1994	100%	Kindergarten and international formal education services
Huanan Country Garden School (“HCGS”)	The PRC	June 2, 2004	100%	Formal education services
Huanan Country Garden Bilingual Kindergarten	The PRC	June 22, 2004	100%	Kindergarten education services
Phoenix City Country Garden Kindergarten	The PRC	December 13, 2009	100%	Kindergarten education services
Phoenix City Bilingual School (“PCBS”)	The PRC	April 1, 2004	100%	Formal education services
Licheng Country Garden Bilingual Kindergarten	The PRC	November 17, 2004	100%	Kindergarten education services
Country Garden Venice Bilingual School (“CGBS”)	The PRC	September 1, 2007	100%	Formal education services
Nansha Country Garden Bilingual Kindergarten	The PRC	August 7, 2009	100%	Kindergarten education services
Phoenix City Bilingual Kindergarten	The PRC	April 16, 2008	100%	Kindergarten education services
Wuyi Country Garden Bilingual School	The PRC	September 1, 2009	100%	Formal education services
Shawan Country Garden Kindergarten	The PRC	July 5, 2010	100%	Kindergarten education services
Heshan Country Garden Kindergarten	The PRC	September 1, 2010	100%	Kindergarten education services
Heshan Country Garden School	The PRC	September 1, 2010	100%	Formal education services
Country Garden Venice Kindergarten	The PRC	September 1, 2011	100%	Kindergarten education services
Wuhan Country Garden Kindergarten	The PRC	August 26, 2011	100%	Kindergarten education services
Wuhan Country Garden School	The PRC	August 26, 2011	100%	Formal education services
Huanan Country Garden Cuiyun Mountain Kindergarten	The PRC	May 31, 2012	100%	Kindergarten education services

Name	Place of establishment	Date of establishment	Equity interest attributed to the Group as at August 31, 2017	Principal activities
Zengcheng Country Garden Kindergarten	The PRC	October 18, 2013	100%	Kindergarten education services
Zengcheng Country Garden School	The PRC	October 8, 2013	100%	Formal education services
Fengxin Country Garden Kindergarten	The PRC	August 25, 2014	100%	Kindergarten education services
Phoenix City Fengyan Kindergarten	The PRC	August 25, 2014	100%	Kindergarten education services
Country Garden Huacheng Kindergarten	The PRC	August 21, 2003	100%	Kindergarten education services
Country Garden Huacheng School	The PRC	August 21, 2003	100%	Formal education services
Xiju Country Garden Kindergarten	The PRC	March 3, 2013	100%	Kindergarten education services
Dalang Country Garden Kindergarten	The PRC	March 15, 2013	100%	Kindergarten education services
Huadu Holiday Peninsula Kindergarten	The PRC	August 5, 2013	100%	Kindergarten education services
Jurong Country Garden School	The PRC	September 1, 2013	100%	Formal education services
Maoming Country Garden Kindergarten	The PRC	March 5, 2013	100%	Kindergarten education services
Country Garden Silver Beach Kindergarten	The PRC	August 20, 2014	100%	Kindergarten education services
Haoting Country Garden Kindergarten	The PRC	November 27, 2014	100%	Kindergarten education services
Huaxi Country Garden International Kindergarten	The PRC	September 1, 2014	100%	Kindergarten education services
Huiyang Country Garden Kindergarten	The PRC	September 17, 2014	100%	Kindergarten education services
Ningxiang Country Garden School*	The PRC	September 1, 2014	100%	Formal education services
Huaxi Country Garden International School	The PRC	September 1, 2015	100%	Formal education services
Ningxiang Country Garden Kindergarten	The PRC	September 1, 2014	100%	Kindergarten education services
Ningxiang Country Garden Foreign Language Training School*	The PRC	September 1, 2014	100%	Formal education services
Country Garden Experimental School	The PRC	July 1, 2015	100%	Formal education services
Country Garden Silver Beach School	The PRC	August 20, 2015	100%	Formal education services
Danyang Country Garden Kindergarten	The PRC	September 1, 2015	100%	Kindergarten education services
Gaoming Country Garden Kindergarten	The PRC	August 13, 2015	100%	Kindergarten education services
Huidong Silver Beach Education Consulting Co., Ltd.	The PRC	June 30, 2015	100%	Formal education services
Laian Country Garden Foreign Language School	The PRC	August 11, 2015	100%	Formal education services
Laian Country Garden Kindergarten	The PRC	August 11, 2015	100%	Kindergarten education services
Lanzhou Country Garden Kindergarten	The PRC	August 22, 2016	100%	Kindergarten education services
Chuzhou Country Garden Kindergarten	The PRC	April 17, 2017	100%	Kindergarten education services
Qingyuan Country Garden Bilingual Kindergarten	The PRC	September 1, 2015	100%	Kindergarten education services
Shaoguan Zhenjiang Country Garden Foreign Language Kindergarten	The PRC	November 1, 2015	100%	Kindergarten education services
Taishan Country Garden School	The PRC	August 24, 2015	100%	Formal education services
Lanzhou Country Garden School	The PRC	September 1, 2016	100%	Formal education services
Enping Country Garden Kindergarten	The PRC	August 3, 2015	100%	Kindergarten education services
Foshan Elan Educational Technology Co., Ltd.	The PRC	July 1, 2016	100%	Complementary education services
Huai'an Bright Scholar Tianshan Cultural Education Int & Mgt Co.Ltd.	The PRC	March 07, 2017	70%	Complementary education services
Baoding Baigou New City Bright Scholar Shenghua Educational Consulting Co.,Ltd.	The PRC	May 19, 2017	70%	Complementary education services
Guangdong Xingjian Education Co., Ltd	The PRC	April 2, 2015	100%	Complementary education services
Foshan Shunde Shengbo Culture and Arts Training Co., Ltd.	The PRC	July 16, 2015	100%	Complementary education services
Shanghai Elan Educational Training Co., Ltd.	The PRC	September 30, 2016	100%	Complementary education services